Significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Basis of preparation
2.1.	Basis of preparation
The Consolidated Financial Statements of ITAÚ UNIBANCO HOLDING were prepared in accordance with the requirements and guidelines of the National Monetary Council (CMN), which require that as from December 31, 2010 annual Consolidated Financial Statements are prepared in accordance with the International Financial Reporting Standards (IFRS), issued by the International Accounting Standards Board (IASB).
In the preparation of these Consolidated Financial Statements, ITAÚ UNIBANCO HOLDING adopted the criteria for recognition, measurement and disclosure established in the IFRS and in the interpretations of the International Financial Reporting Interpretation Committee (IFRIC).
Management believes that the information included in these Consolidated Financial Statements is relevant and a faithful representation of the information used in the management of the ITAÚ UNIBANCO HOLDING.

New accounting standards and new accounting standards changes and interpretations
2.2.	New accounting standards changes and interpretations of existing standards

a)	Accounting standards applicable for period ended December 31, 2019

•
IFRIC 23 – Uncertainty Over Income Tax Treatments clarifies how to apply the requirements for recognition and measurement of IAS 12 – Income Taxes when there is uncertainty about the acceptance of income tax treatment by tax authorities. This interpretation is effective for the years beginning January 1 st
, 2019 and there were no relevant impacts for the Consolidated Financial Statements of ITAÚ UNIBANCO HOLDING.

•
IFRS 16 – Leases – The pronouncement replaces IAS 17 - Leases, and related interpretations (IFRIC 4, SIC 15 and SIC 27). It eliminates the accounting for operating lease agreements for the lessee, presenting only one lease model, that consists of: (a) initially recognizing all lease in assets
(Right-of-
Use Asset) and liabilities (Other liabilities) at present value; and (b) recognizing depreciation of
Right-of-Use
Asset and interest from lease separately in the income statement.

Transition to IFRS 16
ITAÚ UNIBANCO HOLDING adopted IFRS 16 under the modified retrospective transition method on January 1 st
, 2019, using the following criteria:

•	unified discount rate, considering a portfolio of similar agreements;

•	calculation of lease liabilities and Right-of-Use Assets at present value of remaining payments; and

•	review of lease agreements and terms.
New financial subleases have not been recorded.

b)	Accounting standards recently issued and applicable in future periods

•
Amendment in Conceptual Framework – In March, 2018, IASB issued a review of the Conceptual Framework and the main changes refer to: definitions of assets and liabilities, recognition criteria, derecognition, measurement, presentation and disclosure for equity and results elements. These changes are effective for the years started on January 1 st
, 2020 and there are no impacts on the Consolidated Financial Statements of ITAÚ UNIBANCO HOLDING.

•
Amendments to IFRS 9 – Financial Instruments, IAS 39 – Financial Instruments: Recognition and Measurement and IFRS 7 – Financial Instruments: Disclosures – Due to the changes in the interest rates used as market references – IBOR (Interbank Offered Rate), that will be terminated in future periods, there may be uncertainties in the evaluation of hedge accounting structures. Regulatory changes aim at minimizing possible impacts in these structures in the current scenario of pre-replacement
of rates. These changes are effective for the years beginning January 1, 2020. No significant impacts have been identified on the Consolidated Financial Statements of ITAÚ UNIBANCO HOLDING.

•	IFRS 17 – Insurance Contracts: The pronouncement replaces IFRS 4 – Insurance Contracts and presents three approaches for valuation:

•	General Model: applicable to all contracts without direct participation features;

•
Premium Allocation Approach (PAA): applicable to contracts with term is up to 12 months or when it produces results similar to those that would be obtained if the general model was used. It is more simplified than the general model;

•
Variable Fee Approach: applicable to insurance contracts with direct participation features, the insurance contracts which are substantially investment related service contracts under which an entity promises an investment return based on underlying items.

Insurance contracts must be recognized based on an analysis of four components:

•	Expected Future Cash Flows: estimate of all components of cash flow of the contract, considering inflows and outflows;

•	Risk Adjustment: estimate of offset required for differences that may occur between cash flows;

•	Contractual Margin: difference between any amounts received before the beginning of the contract coverage and present value of cash flows estimated at the beginning of the contract;

•	Discount: projected cash flows must be discounted to present value, to reflect the time value of money, at rates that reflect the characteristics of the respective flows.
This standard is effective for annual periods beginning on January 1 st
, 2021. Possible impacts are being assessed and the assessment will be completed by the date this standard comes into force.

Critical accounting estimates and judgments
2.3.	Critical accounting estimates and judgments
The preparation of Consolidated Financial Statements in accordance with the IFRS requires Management to make estimates and assumptions that affect the reported amounts of assets, liabilities, and contingent assets and liabilities at the date of the Consolidated Financial Statements, due to uncertainties and the high level of subjectivity involved in the recognition and measurement of certain items. Estimates and judgments considered more relevant by ITAÚ UNIBANCO HOLDING are related to the following topics:

Topic	Notes
Consolidation	Note 2.3 (a) and Note 3
Fair Value of Financial Instruments	Note 2.3 (b) and Note 28
Effective Interest Rate	Note 2.3 (c), Notes 5, 8, 9 and 10
Change to Financial Assets	Note 2.3 (d), Notes 5, 8, 9 and 10
Transfer and Write-off of Financial Assets	Note 2.3 (e), Notes 5, 8, 9 and 10
Expected Credit Loss	Note 2.3 (f), Notes 8, 9 and 10
Goodwill Impairment	Note 2.3 (g) and Note 14
Deferred Income Tax and Social Contribution	Note 2.3 (h) and Note 24
Defined Benefit Pension Plan	Note 2.3 (i) and Note 26
Provisions, Contingencies and Legal Liabilities	Note 2.3 (j) and Note 29
Technical Provisions for Insurance and Pension Plan	Note 2.3 (k) and Note 27

a)	Consolidation
Controlled entities are all those in which ITAÚ UNIBANCO HOLDING’s involvement exposes it or entitles it to variable returns and can affect these returns through its influence on the entity. The existence of control is assessed continuously. Controlled entities are consolidated from the date control is established to the date on which it ceases to exist.

b)	Fair value of financial instruments are not traded in active markets, including derivatives
The fair value of financial instruments, including derivatives that are not traded in active markets is calculated by using valuation techniques based on assumptions that consider market information and conditions. The main assumptions are: historical data, information on similar transactions and pricing techniques. For more complex or illiquid instruments, significant judgment is necessary to determine the model used with the selection of specific inputs and, in certain cases, evaluation adjustments are applied to the model amount our price quoted for financial instruments that are not actively traded.

The methodologies used to estimate the fair value of certain financial instruments are described in Note 28.

c)	Effective Interest Rate
To calculate the effective interest rate, ITAÚ UNIBANCO HOLDING estimates cash flows taking into account all the contractual terms of the financial instrument, but without including future credit losses. The calculation includes all commissions paid or received between parties to the contract, transaction costs, and all other premiums or discounts.
Interest revenue is calculated by applying the effective interest rate to the gross carrying amount of a financial asset. In the case of purchased or originated credit impaired financial assets, the adjusted effective interest rate is applied (taking into account the expected credit loss) to the amortized cost of the financial asset.

d)	Modification of Financial Assets
The factors used to determine whether has been substantial modification of a contract are: evaluation if there is a renegotiation that is not part of the original contractual terms, change to contractual cash flows and significant extensions of the term of the transaction due to the debtor’s financial constraints, significant changes to the interest rate and changes to the currency in which the transaction is denominated.

e)	Transfer and write-off of Financial Assets
When there are no reasonable expectations of recovery of a financial asset, considering historical curves, its total or partial write-off
is carried out concurrently with the use of the related allowance for expected credit loss, with no effect on the Consolidated Statement of Income of ITAÚ UNIBANCO HOLDING. Subsequent recoveries of amounts previously written off are accounted for as income in the Consolidated Statement of Income.
Thus, financial assets are written off, either totally or partially, when there is no reasonable expectation of recovering a financial asset or when ITAÚ UNIBANCO HOLDING substantially transfers all risks and benefits of ownership and said transfer is qualified to be written off.

f)	Expected Credit Loss
The measurement of expected credit loss requires the application of significant assumptions, such as:

•
Term to maturity: ITAÚ UNIBANCO HOLDING considers the maximum contractual period on which it will be exposed a financial instrument’s credit risk. However, the estimated useful life of assets that do not have fixed maturity date is based on the period of exposure to credit risk. Additionally, all contractual terms are taken into account when determining the expected life, including prepayment and rollover options.

•
Prospective information: IFRS 9 requires a balanced and impartial estimate of credit loss that includes forecasts of future economic conditions. ITAÚ UNIBANCO HOLDING uses prospective macroeconomic information and public information with projections prepared internally to determine the impact of these estimates on the calculation of expected credit loss.

•
Probability-weighted loss scenarios: ITAÚ UNIBANCO HOLDING uses weighted scenarios to determine credit loss expected over a suitable observation horizon adequate to classification in phases, considering the projection based on economic variables.

Macroeconomic scenarios:
This information involves inherent risks, market uncertainties and other factors that may give rise to results different from expected.

•
Determining criteria for significant increase or decrease in credit risk: in each period of the consolidated financial statements, ITAÚ UNIBANCO HOLDING assesses whether the credit risk on a financial asset has increased significantly since the initial recognition using relative and absolute triggers (indicators), which consider delay and the probability of default (PD) by product and by country.

Brazilian and foreign government securities are considered to have low credit risk, in accordance with a study conducted by ITAÚ UNIBANCO HOLDING and therefore they remain in stage 1.
Significant increase in credit risk:
ITAÚ UNIBANCO HOLDING assesses several factors to determine a significant increase in credit risk, such as: the counterparty, type and characteristics of the product and region in which it was contracted, considering the following objective criteria as minimum factors:

•	Stage 1 to stage 2: default exceeding 30 days, except for payroll loans for government agency, which are recognized is made after 45 days in arrears;

•	Stage 2 to stage 3: default exceeding 90 days, except for the mortgage loan portfolio, for which arrears of 180 days is a parameter for stage migration.
ITAÚ UNIBANCO HOLDING assesses whether the credit risk has significantly increased on an individual or collective basis. For collective assessment purposes, financial assets are grouped based on characteristics of shared credit risk, considering the type of instrument, credit risk classifications, initial recognition date, remaining term, industry, geographical location of the counterparty, among other significant factors.
Details on the expected credit loss are in Note 32.

g)	Goodwill Impairment
The review of goodwill due to impairment reflects the Management’s best estimate for future cash flows of Cash Generating Units (CGU), with the identification of the CGU and estimate of their fair value less costs to sell and/or value in use. These flows are subject to market conditions and uncertain factors, as follows:

•	Cash flows projected for periods of available forecasts and long-term assumptions for these flows;

•	Discount rates, since they generally reflect financial and economic variables, such as the risk-free interest rate and a risk premium.
Cash-Generating Units or CGU groups are identified at the lowest level at which goodwill is monitored for internal management purposes. Goodwill is allocated to cash flow generating units for purposes of testing for impairment.

h)	Deferred income tax and social contribution
As explained in Note 2.4j, deferred tax assets are recognized only in relation to deductible temporary differences, tax losses and social contribution loss carryforwards for offset only to the extent that it is probable that ITAÚ UNIBANCO HOLDING will generate future taxable profit for its use. The expected realization of deferred tax assets is based on the projection of future taxable profits and technical studies, as disclosed in Note 24.

i)	Defined benefit pension plan
The current amount of pension plans is obtained from actuarial calculations, which use assumptions such as discount rate, which is appropriated at the end of each year and used to determine the present value of estimated future cash outflows. To determine the appropriate discount rate, ITAÚ UNIBANCO HOLDING considers the interest rates of National Treasury Notes that have maturity terms similar to the terms of the respective liabilities.
The main assumptions for Pension plan obligations are partly based on current market conditions. Additional information is disclosed in Note 26.

j)	Provisions, contingencies and legal liabilities
ITAÚ UNIBANCO HOLDING periodically reviews its contingencies. These contingencies are evaluated based on Management’s best estimates, taking into account the opinion of legal counsel when there is a likelihood that financial resources will be required to settle the obligations and the amounts may be reasonably estimated.
Contingencies classified as probable losses are recognized in the Balance Sheet under Provisions.
Contingent amounts are measured using appropriate models and criteria, despite the uncertainty surrounding the ultimate timing and amounts. Provisions, contingencies and other commitments are detailed in Note 29.

k)	Technical provisions for insurance and private pension
Technical provisions are liabilities arising from obligations of ITAÚ UNIBANCO HOLDING to its policyholders and participants. These obligations may be short term liabilities (property and casualty insurance) or medium and long term liabilities (life insurance and pension plans).
The determination of the actuarial liability is subject to several uncertainties inherent in the coverage of insurance and pension contracts, such as assumptions of persistence, mortality, disability, life expectancy, morbidity, expenses, frequency and severity of claims, conversion of benefits into annuities, redemptions and return on assets.
The estimates for these assumptions are based on the historical experience of ITAÚ UNIBANCO HOLDING, benchmarks and the experience of the actuary, in order to comply with best market practices and constantly review of the actuarial liability. The adjustments resulting from these continuous improvements, when necessary, are recognized in the statement of income for the corresponding period.

Consolidation
2.4.	Summary of main accounting practices

a)	Consolidation

l.	Subsidiaries
In accordance with IFRS 10 - Consolidated Financial Statements, subsidiaries are all entities in which ITAÚ UNIBANCO HOLDING holds control.
Consolidated financial statements are prepared using consistent accounting policies. Intra-Group transactions and balances are eliminated on consolidation.
In the 3rd quarter of 2018, ITAÚ UNIBANCO HOLDING started adjusting the financial statements of its subsidiaries in Argentina to reflect the effects of hyperinflation, pursuant to IAS 29 – Financial Reporting in Hyperinflationary Economies.

The following table shows the main consolidated companies, which together represent over 95% of total consolidated assets, as well as the interests of ITAÚ UNIBANCO HOLDING in their voting capital.

		Functional currency (1)	Incorporation country	Activity	Interest in voting capital at		Interest in total capital at
					12/31/2019	12/31/2018	12/31/2019	12/31/2018
In Brazil
Banco Itaú BBA S.A.		Real	Brazil	Financial institution	100.00%	100.00%	100.00%	100.00%
Banco Itaú Consignado S.A.		Real	Brazil	Financial institution	100.00%	100.00%	100.00%	100.00%
Banco Itaucard S.A.		Real	Brazil	Financial institution	100.00%	100.00%	100.00%	100.00%
Banco Itauleasing S.A.		Real	Brazil	Financial institution	100.00%	100.00%	100.00%	100.00%
Cia. Itaú de Capitalização		Real	Brazil	Capitalization	100.00%	100.00%	100.00%	100.00%
Dibens Leasing S.A. - Arrendamento Mercantil		Real	Brazil	Lease	100.00%	100.00%	100.00%	100.00%
Financeira Itaú CBD S.A. Crédito, Financiamento e Investimento		Real	Brazil	Consumer finance credit	50.00%	50.00%	50.00%	50.00%
Hipercard Banco Múltiplo S.A.		Real	Brazil	Financial institution	100.00%	100.00%	100.00%	100.00%
Itauseg Seguradora S.A.		Real	Brazil	Insurance	100.00%	100.00%	100.00%	100.00%
Itaú Corretora de Valores S.A.		Real	Brazil	Securities Broker	100.00%	100.00%	100.00%	100.00%
Itaú Seguros S.A.		Real	Brazil	Insurance	100.00%	100.00%	100.00%	100.00%
Itaú Unibanco S.A.		Real	Brazil	Financial institution	100.00%	100.00%	100.00%	100.00%
Itaú Vida e Previdência S.A.		Real	Brazil	Pension plan	100.00%	100.00%	100.00%	100.00%
Luizacred S.A. Sociedade de Crédito, Financiamento e Investimento		Real	Brazil	Consumer finance credit	50.00%	50.00%	50.00%	50.00%
Redecard S.A. Foreign		Real	Brazil	Acquirer	100.00%	100.00%	100.00%	100.00%
Itaú CorpBanca Colombia S.A.	(Note 3)	Colombian peso	Colombia	Financial institution	33.22%	25.28%	33.22%	25.28%
Banco Itaú (Suisse) SA		Swiss franc	Switzerland	Financial institution	100.00%	100.00%	100.00%	100.00%
Banco Itaú Argentina S.A.		Argentinian peso	Argentina	Financial institution	100.00%	100.00%	100.00%	100.00%
Banco Itaú Paraguay S.A.		Guarani	Paraguay	Financial institution	100.00%	100.00%	100.00%	100.00%
Banco Itaú Uruguay S.A.		Uruguayan peso	Uruguay	Financial institution	100.00%	100.00%	100.00%	100.00%
Itau Bank, Ltd.		Real	Cayman Islands	Financial institution	100.00%	100.00%	100.00%	100.00%
Itau BBA International plc		Dollar	United Kingdom	Financial institution	100.00%	100.00%	100.00%	100.00%
Itau BBA USA Securities Inc.		Real	United States	Broker	100.00%	100.00%	100.00%	100.00%
Itaú CorpBanca (2)	(Note 3)	Chilean peso	Chile	Financial institution	38.14%	38.14%	38.14%	38.14%

(1)	All foreign branches and subsidiaries of ITAÚ UNIBANCO HOLDING have the same functional currency as the parent company, except for CorpBanca New York Branch, which uses the US dollar.
(2)	ITAÚ UNIBANCO HOLDING controls ITAÚ CORPBANCA due to the shareholders’ agreement.

II.	Business combinations
In general, a business consists of an integrated set of activities and assets that may be conducted and managed so as to provide a return, in the form of dividends, lower costs or other economic benefits, to investors or other stockholders, members or participants. If there is goodwill in a set of activities and assets transferred, it is presumed to be a business.
The acquisition method is used to account for business combinations, except for those classified as under common control.
Acquisition cost is measured at the fair value of the assets transferred, equity instruments issued and liabilities incurred or assumed at the acquisition date. Acquired assets and assumed liabilities and contingent liabilities identifiable in a business combination are initially measured at fair value at the date of acquisition, regardless of the existence of non-controlling
interests. When the amount paid, plus
non-controlling
interests, is higher than the fair value of identifiable net assets acquired, the difference will be accounted for as goodwill. On the other hand, if the difference is negative, it will be treated as bargain purchase gain and the amount will be recognized directly in income.

III.	Goodwill
Goodwill is not amortized, but its recoverable value is assessed semi-annually or when there is an indication of impairment loss using an approach that involves the identification of Cash Generating Units (CGUs) and the estimate of its fair value less selling costs and/or its value in use.
To determine this estimate, ITAÚ UNIBANCO HOLDING adopts the discounted cash flow methodology for a period of 5 years, macroeconomic assumptions, growth rate and discount rate.
The units or Cash Flow Generating Units are identified at the lowest level in which goodwill is monitored for internal Management purposes. Goodwill is allocated to cash flow generating units for purposes of testing for impairment.
The breakdown of intangible assets is described in Note 14.

IV.	Capital Transactions with non-controlling stockholders
IFRS 10 – Consolidated Financial Statements establishes that, changes in an ownership interest in a subsidiary, which do not result in a loss of control, are accounted for as capital transactions and any difference between the amount paid and the carrying amount of non-controlling
stockholders is recognized directly in consolidated stockholders’ equity.

Foreign currency translation
b)	Foreign currency translation

I.	Functional and presentation currency
The Consolidated Financial Statements of ITAÚ UNIBANCO HOLDING are presented in Brazilian Reais, its functional and presentation currency. For each subsidiary, joint venture or investment in associates, ITAÚ UNIBANCO HOLDING defines the functional currency, as the currency of the primary economic environment in which the entity operates.

II.	Foreign currency operations
Foreign currency operations are translated into the functional currency using the exchange rates prevailing on the dates of the transactions. Foreign exchange gains and losses are recognized in the consolidated statement of income, unless they are related to cash flow hedges and hedge of net investment in foreign operation, when they are recognized in stockholders’ equity.

Cash and cash equivalents
c)	Cash and cash equivalents
Defined as cash and current accounts with banks, shown in the Consolidated Balance Sheet under the heading Cash, Interbank Deposits and Securities purchased under agreements to resell (Collateral Held) with original maturities not exceeding 90 days.

Financial assets and liabilities

d)	Financial Assets and Liabilities
Financial assets and liabilities are initially recognized at fair value and subsequently measured at amortized cost or fair value.
I - Classification and Measurement of Financial Assets
As from January ¹
st
, 2018, ITAÚ UNIBANCO HOLDING has applied IFRS 9 – Financial Instruments classifying financial assets in the following measurement categories:

•	Amortized Cost: used when financial assets are managed to obtain contractual cash flows, consisting solely of payments of principal and interest;

•	Fair Value Through Other Comprehensive Income: used when financial assets are held both for obtaining contractual cash flows, consisting solely by payments of principal and interest, and for sale;

•	Fair Value Through Profit or Loss: used for financial assets that do not meet the aforementioned criteria.
The classification and subsequent measurement of financial assets depend on:

•	The business model under which they are managed;

•	The characteristics of their cash flows (Solely Payment of Principal and Interest Test – SPPI Test).
Business model:
represents how financial assets are managed to generate cash flows and does not depend on the Management’s intention regarding an individual instrument. Financial assets may be managed with the purpose of: i) obtaining contractual cash flows; ii) obtaining contractual cash flows and sale; or iii) others. To assess business models, ITAÚ UNIBANCO HOLDING considers risks that affect the performance of the business model; how the managers of the business are compensated; and how the performance of the business model is assessed and reported to Management.
When a financial asset is subject to business models i) or ii) the application of the SPPI Test is required.
SPPI Test:
assessment of cash flows generated by a financial instrument for the purpose of checking whether they represent solely payments of principal and interest. To fit into this concept, cash flows should include only consideration for the time value of money and credit risk. If contractual terms introduce risk exposure or cash flow volatilities, such as exposure to changes in prices of equity instruments or prices of commodities, the financial asset is classified at fair value through profit or loss. Hybrid contracts must be assessed as a whole, including all embedded characteristics. The accounting of a hybrid contract that contains an embedded derivative is performed on a joint basis, i.e. the whole instrument is measured at fair value through profit or loss.
Amortized Cost
Amortized cost is the amount for which a financial asset or liability is measured at its initial recognition, plus adjustments using the effective interest method, less amortization of principal and interest, and any provision for expected credit loss.
Fair Value
Fair value is the price that would be received for the sale of an asset or that would be paid for the transfer of a liability in an orderly transaction between market players on the measurement date.
ITAÚ UNIBANCO HOLDING classifies the fair value hierarchy according to the relevance of data observed in the measurement process.
Details of the fair value of financial instruments, including Derivatives, and of the hierarchy of fair value are given in Note 28.

Average cost is used to determine the gains and losses realized on disposal of financial assets at fair value, which are recorded in the Consolidated Statement of Income as Adjustments to Fair Value of Financial Assets and Liabilities. Dividends on assets at fair value through other comprehensive income are recognized in the Consolidated Statement of Income as Dividend income when it is probable that ITAÚ UNIBANCO HOLDING’s right to receive such dividends is assured.
Regular purchases and sales of financial assets are recognized and derecognized, respectively, on the trading date.
Financial assets and liabilities are offset against each other and the net amount is reported in the Balance Sheet only solely when there is a legally enforceable right to offset them and the intention to settle them on a net basis, or to simultaneously realize the asset and settle the liability.
Equity Instruments
An equity instrument is any contract that evidences a residual interest in an entity’s assets, after the deduction of all its liabilities, such as Shares and Units.
ITAÚ UNIBANCO HOLDING subsequently measures all its equity instruments at fair value through profit or loss, except when Management opts, on initial recognition, to irrevocably designate an equity instrument at fair value through other comprehensive income when it is held for a purpose other than only generating returns. When this option is selected, gains and losses on the fair value of the instrument are recognized in the Consolidated Statement of Comprehensive Income and are not subsequently reclassified to the Consolidated Statement of Income, even on sale. Dividends continue to be recognized in the Consolidated Statement of Income when ITAÚ UNIBANCO HOLDING’s right to receive them is assured.
Gains and losses on equity instruments measured at fair value through profit or loss are accounted in the Consolidated Statement of Income.
Expected Credit Loss
ITAÚ UNIBANCO HOLDING makes a forward-looking assessment of the expected credit loss on financial assets measured at amortized cost or through other comprehensive income, loan commitments and financial guarantee contracts:

•	Financial assets: loss is measured at present value of the difference between contractual cash flows and the cash flows that ITAÚ UNIBANCO HOLDING expects to receive;

•
Loan commitments:
expected loss is measured at present value of the difference between contractual cash flows that would be due if the commitment was drawn down and the cash flows that ITAÚ UNIBANCO HOLDING expects to receive;

•	Financial guarantees: the loss is measured at the difference between the payments expected for refunding the counterparty and the amounts that ITAÚ UNIBANCO HOLDING expects to recover.
ITAÚ UNIBANCO HOLDING applies a three-stage approach to measuring the expected credit loss, in which financial assets migrate from one stage to the other in accordance with changes in credit risk.

•	Stage 1 – 12-month expected credit loss: represents default events possible within 12 months. Applicable to financial assets which are not credit impaired when purchased or originated;

•
Stage 2 – Lifetime expected credit loss of financial instrument: considers all possible default events. Applicable to financial assets originated which are not credit impaired when originated or purchased but for which credit risk has increased significantly; and

•
Stage 3 – Credit loss expected for credit-impaired assets: considers all possible default events. Applicable to financial assets which are credit impaired when purchased or originated. The measurement of assets classified in this stage is different from Stage 2 due to the recognition of interest income by applying the effective interest rate to amortized cost (net of provision) rather than to the gross carrying amount.

An asset will migrate between stages as its credit risk increases or decreases. Therefore, a financial asset that migrated to stages 2 and 3 may return to stage 1, unless it was purchased or originated credit impaired financial asset.
Macroeconomic Scenarios
Forward-looking information is based on macroeconomic scenarios that are reassessed annually or when market conditions so require.
Additional information is described in Note 32.
Modification of Contractual Cash Flows
When contractual cash flows of a financial asset are renegotiated or otherwise modified and this does not substantially change its terms and conditions, ITAÚ UNIBANCO HOLDING does not derecognize it. However, the gross carrying amount of this financial asset is recalculated as the present value of the renegotiated or changed contractual cash flows, discounted at the original effective interest rate and a modification gain or loss is recognized in profit or loss. Any costs or fees incurred adjust the modified carrying amount and are amortized over the remaining term of the financial asset.
If, on the other hand, the renegotiation or change substantially modifies the terms and conditions of the financial asset, ITAÚ UNIBANCO HOLDING derecognises the original asset and recognizes a new one. Accordingly, the renegotiation date is taken as the initial recognition date of the new asset for expected credit loss calculation purposes, and to determine significant increases in credit risk.
ITAÚ UNIBANCO HOLDING also assesses if the new financial asset may be considered as purchased or originated credit impaired financial asset, particularly when the renegotiation was motivated by the debtor’s financial constraints. Differences between the carrying amount of the original asset and fair value of the new asset are immediately recognized in the Consolidated Statement of Income.
The effects of changes in cash flows of financial assets and other details about methodologies and assumptions adopted by Management to measure the allowance for expected credit loss, including the use of prospective information, are detailed in Note 32.
Derecognition of Financial Assets
Financial assets are written off when ITAÚ UNIBANCO HOLDING substantially transfers all risks and benefits of its property. In the event it is not possible to identify the transfer of all risks and benefits, the control should be assessed to determine the continuous involvement related to the transaction.
If there is a retention of risks and benefits, the financial asset continues to be recorded and a liability is recognized for the consideration received.
II – Classification and Measurement of Financial Liabilities
Financial liabilities are initially recognized at fair value and subsequently measured at amortized cost, except for:

•
Financial Liabilities at Fair Value Through Profit or Loss:
this classification applied to derivatives and other financial liabilities designated at fair value through profit or loss to reduce “accounting mismatches”. ITAÚ UNIBANCO HOLDING irrevocably designates financial liabilities at fair value through profit or loss in the initial recognition (fair value option), when the option eliminates or significantly reduces measurement or recognition inconsistencies.

•	Loan Commitments and Financial Guarantees: see details in Note 2.4d Vll.

Derecognition and Modification of Financial Liabilities
ITAÚ UNIBANCO HOLDING derecognises a financial liability from the Consolidated Balance Sheet when it is extinguished, i.e., when the obligation specified in the contract is discharged, cancelled or expires.
A debt instrument change or substantial terms modification of a financial liability is accounted as a derecognition of the original financial liability and a new one is recognized.
A substantial change to contractual terms occurs when the discounted present value of cash flows under the new terms, including any fees paid/received and discounted using the original effective interest rate, is at least 10% different from discounted present value of the remaining cash flow of the original financial liabilities.
III – Securities purchased under agreements to resell
ITAÚ UNIBANCO HOLDING purchases financial assets with a resale commitment (resale agreements), and sells securities with a repurchase commitment (repurchase agreement) of financial assets. Resale and repurchase agreements are accounted for under Securities purchased under agreements to resell and Securities sold under repurchase agreements, respectively.
The difference between the sale and repurchase prices is treated as interest and recognized over the life of the agreements using the effective interest rate method.
The financial assets taken as collateral in resale agreements can be used as collateral for repurchase agreements it provided for in the agreements or can be sold.
IV - Derivatives
All derivatives are accounted for as financial assets when the fair value is positive and as financial liabilities when the fair value is negative.
The valuation of active hybrid contracts that are subject to IFRS 9 is carried out as a whole, including all embedded characteristics, whereas the accounting is carried out on a joint basis, i.e. each instrument is measured at fair value through profit or loss.
When a contract has a main component outside the scope of IFRS 9, such as a lease agreement receivable or an insurance contract, or even a financial liability, embedded derivatives are treated as separate financial instruments if:

(i)	their characteristics and economic risks are not closely related to those of the main component;

(ii)	the separate instrument meets the definition of a derivative; and

(iii)	the underlying instrument is not booked at fair value through profit or loss.
These embedded derivatives are accounted for separately at fair value, with variations recognized in the Consolidated Statement of Income as Adjustments to Fair Value of Financial Assets and Liabilities.
ITAÚ UNIBANCO HOLDING will continue applying all the hedge accounting requirements of IAS 39; however, it may adopt the provisions of IFRS 9, if Management so decides. According to this standard, derivatives may be designated and qualified as hedging instruments for accounting purposes and, the method for recognizing gains or losses of fair value will depending on the nature of the hedged item.
At the beginning of a hedging transaction, ITAÚ UNIBANCO HOLDING documents the relationship between the hedging instrument and the hedged items, as well as its risk management objective and strategy. The hedge is assessed on an ongoing basis to determine if it has been highly effective throughout all periods of the Financial Statements for which it was designated.
IAS 39 describes three hedging strategies: fair value hedge, cash flow hedge, and hedge of net investments in a foreign operation. ITAÚ UNIBANCO HOLDING uses derivatives as hedging instruments under all three hedge strategies, as detailed in Note 7.

Fair value hedge
The following practices are adopted for these operations:

a)	The gain or loss arising from the remeasurement of the hedging instrument at fair value is recognized in income; and

b)	The gain or loss arising from the hedged item, attributable to the effective portion of the hedged risk, is applied to the book value of the hedged item and is also recognized in income.
When a derivative expires or is sold or a hedge no longer meets the hedge accounting criteria or in the event the designation is revoked, the hedge accounting must be prospectively discontinued. In addition, any adjustment to the book value of the hedged item must be amortized in income.
Cash flow hedge
For derivatives that are designated and qualify as hedging instruments in a cash flow hedge, the effective portion of their gains or losses is recognized in Other comprehensive income – Cash flow hedge, and reclassified to Income in the same period or periods in which the hedged transaction affects income. The portion of gain or loss on derivatives that represents the ineffective portion or on hedge components excluded from the assessment of effectiveness is recognized in income. Amounts originally recorded in Other comprehensive income and subsequently reclassified to Income are recorded in the corresponding income or expense lines corresponding to the hedged item.
When a derivative expires or is sold, when a hedge no longer meets the hedge accounting criteria or when the entity revokes the designation, any cumulative gain or loss existing in Other comprehensive income remains in stockholders’ equity until the expected transaction occurs or is no longer expected to occur, at which time it is reclassified to the income statement. When a forecast transaction is no longer expected to occur, the cumulative gain or loss recognized in Other Comprehensive Income is immediately transferred to the statement of income.
Hedge of net investments in foreign operations
The hedge of a net investment in a foreign operation, including the hedge of a monetary item that is booked as part of the net investment, is accounted for in a manner similar to a cash flow hedge:

a)	The portion of gain or loss on the hedging instrument determined as effective is recognized in other comprehensive income;

b)	The ineffective portion is recognized in income.
Gains or losses on the hedging instrument related to the effective portion of the hedge which are recognized in comprehensive income are reclassified to income for the period when the foreign operation is partially or totally sold.
V - Loan operations
ITAÚ UNIBANCO HOLDING classifies a loan as
non-performing
if the payment of the principal or interest has been overdue for 60 days or more. In this case, accrual of interest is no longer recognized.
VI - Capitalization plans
In Brazil they are regulated by the insurance regulator. These plans do not meet the definition of an insurance contract under IFRS 4, and therefore they are classified as a financial liability at amortized cost under IFRS 9.
Revenue from capitalization plans is recognized during the period of the contract and measured as the difference between the amount deposited by the customer and the amount that ITAÚ UNIBANCO HOLDING has to reimburse.

VII – Loan Commitments and Financial Guarantees
ITAÚ UNIBANCO HOLDING recognizes as an obligation in the Consolidated Balance Sheet, on the issue date, the fair value of commitments for loans and financial guarantees. The fair value is generally represented by the fee charged to the customer. This amount is amortized over the term of the instrument and is recognized in the Consolidated Statement of Income under the heading Revenues from Banking Services.
After issue, if ITAÚ UNIBANCO HOLDING concludes based on the best estimate, that the expected credit loss in relation to the guarantee issued is higher that the fair value less accumulated amortization, this amount is replaced by a provision for loss.

Investments in associates and joint ventures
e)	Investments in associates and joint ventures
I – Associates
Associates are companies in which the investor has a significant influence but does not hold control. Investments in these companies are initially recognized at cost of acquisition and subsequently accounted for using the equity method. Investments in associates and joint ventures include the goodwill identified upon acquisition, net of any cumulative impairment loss.
II – Joint arrangements
ITAÚ UNIBANCO HOLDING has joint venture whereby the parties that have joint control of the arrangement have rights to the net assets.
ITAÚ UNIBANCO HOLDING’s share in profits or losses of its associates and joint ventures after acquisition is recognized in the Consolidated statement of income. Its share of the changes in the share in other comprehensive income of corresponding stockholders’ equity of its associates and joint ventures is recognized in its own capital reserves. The cumulative changes after acquisition are adjusted against the carrying amount of the investment. When the ITAÚ UNIBANCO HOLDING’s share of losses in an associates and joint ventures is equal to or more than the value of its interest, including any other receivables, ITAÚ UNIBANCO HOLDING does not recognize additional losses, unless it has incurred any obligations or made payments on behalf of the associates and joint ventures.
Unrealized profits on transactions between ITAÚ UNIBANCO HOLDING and its associates and joint ventures are eliminated to the extent of the interest of ITAÚ UNIBANCO HOLDING. Unrealized losses are also eliminated, unless the transaction provides evidence of impairment of the transferred asset. The accounting policies on associates and joint ventures entities are changed, as necessary, to ensure consistency with the policies adopted by ITAÚ UNIBANCO HOLDING.
If its interest in the associates and joint ventures decreases, but ITAÚ UNIBANCO HOLDING retains significant influence or joint control, only the proportional amount of the previously recognized amounts in Other comprehensive income is reclassified in Income, when appropriate.

Lessee operations

f)	Lessee operations
ITAÚ UNIBANCO HOLDING leases mainly real estate properties (underlying assets) to carry out its business activities. The initial recognition occurs when the agreement is signed, in the heading Other Liabilities, which corresponds to the total future payments at present value as a contra entry to the
Right-of-Use
Assets, depreciated under the straight-line method for the lease term and tested half-yearly to identify possible impairment losses.
The financial expense corresponding to interest on lease liabilities is recognized in the heading Interest and Similar Expense in the Consolidated Statement of Income.

Fixed assets

g)	Fixed assets
Fixed assets are recognized at cost of acquisition less accumulated depreciation, and adjusted for impairment, if applicable. Depreciation is calculated using the straight-line method and rates based on the estimated useful lives of these assets. These rates and other information are given in Note 13.

The residual values and useful lives of assets are reviewed and adjusted, if appropriate, at the end of each period.
ITAÚ UNIBANCO HOLDING reviews its assets in order to identify whether any indications of impairment exist. The recoverable amount of an asset is defined as the higher of its fair value less costs to sell and its value in use. For the purposes of assessing impairment, assets are grouped at the lowest level for which independent cash flows can be identified (cash-generating units). The assessment may be made at an individual asset level when the fair value less the cost to sell can be reliably determined.
Gains and losses on disposals of fixed assets are recognized in the Consolidated statement of income under Other income or General and administrative expenses.

Intangible assets

h)	Intangible assets
Intangible assets are
non-physical
assets, including software and other assets, and are initially recognized at cost. Intangible assets are recognized when they arise from legal or contractual rights, their costs can be reliably measured, and in the case of intangible assets not arising from separate acquisitions or business combinations, it is probable that future economic benefits may arise from their use. The balance of intangible assets refers to acquired assets or those internally generated.
Intangible assets may have finite or indefinite useful lives. Intangible assets with finite useful lives are amortized using the straight-line method over their estimated useful lives. Intangible assets with indefinite useful lives are not amortized, but periodically tested in order to identify any impairment.
ITAÚ UNIBANCO HOLDING semi-annually assesses its intangible assets in order to identify whether any indications of impairment exist, as well as possible reversal of previous impairment losses. If such indications are found, intangible assets are tested for impairment. The recoverable amount of an asset is defined as the higher of its fair value less costs to sell and its value in use. For the purposes of assessing impairment, assets are grouped at the lowest level for which independent cash flows can be identified (cash-generating units). The assessment may be made at an individual asset level when the fair value less the cost to sell can be reliably determined.
ITAÚ UNIBANCO HOLDING uses the cost model to measure its intangible assets after its initial recognition.

Assets held for sale

i)	Assets held for sale
Assets held for sale are recognized in the consolidated balance sheet under the line Other assets when they are actually repossessed or there is intention to sell. These assets are initially recorded at the lower of: (i) the fair value of the asset less the estimated selling expenses, or (ii) the carrying amount of the related asset held for sale.

Income tax and social contribution

j)	Income tax and social contribution
There are two components of the income tax and social contribution: current and deferred.
The current component is approximately the total of taxes to be paid or recovered during the reporting period.
Deferred income tax and social contribution, represented by deferred tax assets and liabilities, is obtained based on the differences between the tax bases of assets and liabilities and the amounts reported in the financial statements at each year end.
Income tax and social contribution expense is recognized in the Consolidated statement of income under Income tax and social contribution, except when it refers to items directly recognized in Other comprehensive income, such as: tax on fair value of financial assets measured at fair value through other comprehensive income, post-employment benefits and tax on cash flow hedges and hedge of net investment in foreign operations. Subsequently, these items are recognized in income upon realization of the gain/loss on the instruments.

Changes in tax legislation and rates are recognized in the Consolidated statement of income in the period in which they are enacted. Interest and fines are recognized in the Consolidated statement of income under General and administrative expenses.
To determine the proper level of provisions for taxes to be maintained for uncertain tax positions, the approach applied, is that a tax benefit is recognized if it is more likely than not that a position can be sustained, under the assumptions for recognition, detailed in item 2.4 n.

Insurance contracts and private pension

k)	Insurance contracts and private pensions
Insurance contracts are contracts under which ITAÚ UNIBANCO HOLDING accepts a significant insurance risk of the counterparty, by agreeing to compensate it if a specified uncertain future event adversely affects it. An insurance risk is significant only if the insurance event could cause ITAÚ UNIBANCO HOLDING to pay significant additional benefits in any scenario, other than those that do not have commercial substance. Additional benefits refer to amounts that exceed those that would be payable if no insured event occurred.
Upon its first-time adoption of the IFRS, ITAÚ UNIBANCO HOLDING decided not to change its accounting policies for insurance contracts, which follow the accounting practices generally accepted in Brazil (“BRGAAP”).
Although investment agreements with discretionary participation characteristics are financial instruments, they are treated as insurance contracts, as established by IFRS 4, as well as those transferring a significant financial risk.
Once a contract is classified as an insurance contract, it remains as such until the end of its life, even if the insurance risk is significantly reduced during the period, unless all rights and obligations are extinguished or expire.
Note 27 provides a detailed description of all products classified as insurance contracts.
Private pension plans
Contracts that provide for retirement benefits after an accumulation period (known as PGBL, VGBL and FGB), provide a guarantee at the commencement date of the contract, of the basis for calculating the retirement benefit (mortality table and minimum interest rates). The contracts specify the annuity rates and, therefore, the insurance risk is transferred to the issuer from the start. These contracts are classified as insurance contracts.
Insurance premiums
Insurance premiums are recognized upon issue of an insurance policy or over the period of the contracts in proportion to the amount of the insurance coverage.
If there is evidence of impairment losses with respect to receivables for insurance premiums, ITAÚ UNIBANCO HOLDING recognizes a provision, sufficient to cover this loss, based on a risk analysis of realization of insurance premiums receivable with installments overdue for over 60 days.
Reinsurance
In the ordinary course of business, ITAÚ UNIBANCO HOLDING reinsures a portion of the risks underwritten, particularly property and casualty risks that exceed the maximum limits of responsibility that determine to be appropriate for each segment and product (after a study which considers size, experience, special features, and the capital necessary to support these limits). These reinsurance agreements allow the recovery of a portion of the losses from the reinsurer, although they do not release the insurer from the main obligation as direct insurer of the risks covered by the reinsurance.
ITAÚ UNIBANCO HOLDING mainly holds
non-proportional
contracts, which transfer part of responsibility to the reinsurance company for losses that will materialize after a certain level of claims in the portfolio. Reinsurance premiums of these contracts are accounted for under Other Assets, over the life of each contract.

If there is any evidence of impairment loss, ITAÚ UNIBANCO HOLDING recognizes a provision when the default period exceeds 180 days from the registration of the request for fund of claims paid.
Acquisition costs
Acquisition costs include direct and indirect costs related to the origination of insurance. These costs are recorded directly in result as incurred, except for deferred acquisition costs (commissions paid for brokerage services, agency and prospecting efforts), which are recorded proportionally to the recognition of premium revenues, i.e. over the term of the insurance contract.
Insurance Contract Liabilities
Reserves for claims are established based on past experience, claims in process of payment, estimated amounts of claims incurred but not yet reported, and other factors relevant to the required reserve levels.
Liability Adequacy Test
ITAÚ UNIBANCO HOLDING tests liability adequacy by adopting current actuarial assumptions for future cash flows of all insurance contracts in force at the balance sheet date.
Should the analysis show insufficiency, any shortfall identified will immediately be accounted for in income for the period.
The assumptions used to conduct the liability adequacy test are detailed in Note 27.

Post-employments benefits

l)	Post-employments benefits
ITAÚ UNIBANCO HOLDING sponsors Defined Benefit Plans and Defined Contribution Plans, which are accounted for in accordance with IAS 19 – Benefits to Employees.
ITAÚ UNIBANCO HOLDING is required to make contributions to government social security and labor indemnity plans, in Brazil and in other countries where it operates.
Pension plans - Defined benefit plans
The liability or asset, as the case may be, is recognized in the Consolidated Balance Sheet with respect to a defined benefit plan corresponds to the present value of defined benefit obligations at the balance sheet date less the fair value of plan assets. The defined benefit obligations are calculated annually by an independent actuarial advisor using the projected unit credit method.
Pension plans - Defined contribution
For defined contribution plans, contributions to plans made by ITAÚ UNIBANCO HOLDING, through pension plan funds, are recognized as liabilities, with a counter-entry to expenses, when due. If contributions made exceed the liability for a service provided, it will be accounted for as an asset recognized at fair value, and any adjustments are recognized in Stockholders’ equity, under Other comprehensive income, in the period when they occur.
Other post-employment benefit obligations
Like defined benefit pension plans, these obligations are value annually by independent, qualified actuaries, and costs expected from these benefits are accrued over the period of employment. Gains and losses arising from changes in practices and variations in actuarial assumptions are recognized in Stockholders’ equity, under Other comprehensive income, in the period when they occurred.

Share-based payment

m)	Share-based payments
Share-based payments are booked for the value of equity instruments granted, which may be shares or stock options according to the plan, based on their fair value at the grant date. This cost is recognized during the vesting period of the right to exercise the instruments.

The total amount to be expensed is determined by reference to the fair value of the equity instruments excluding the impact of any service and non-market
performance vesting conditions (in particular when an employee remains with the company for specific period of time).

Provisions, contingent assets and contingent liabilities

n)	Provisions, contingent assets and contingent liabilities
Contingent assets and liabilities are possible rights and obligations arising from past events for which realization depends on uncertain future events.
Contingent assets are not recognized in the Consolidated Financial Statements, except when the Management of ITAÚ UNIBANCO HOLDING considers that realization is virtually certain. In general this is the case of lawsuits with favorable rulings, in final and unappealable judgments, or the withdrawal of lawsuits as a result of a settlement payment received or an agreement for set-off
against an existing liability.
These contingencies are evaluated based on management’s best estimates, and are classified as:

•	Probable: liabilities are recognized in the consolidated balance sheet under Provisions;

•	Possible: disclosed in the Consolidated Financial Statements, but no provision is recorded;

•	Remote: require neither a provision nor disclosure.
The amount of court deposits is adjusted in accordance with current legislation.

Capital

o)	Capital
Common and preferred shares, which for accounting purposes are equivalent to common shares but without voting rights are classified in Stockholders’ equity. The additional costs directly attributable to the issue of new shares are included in Stockholders’ equity as a deduction from the proceeds, net of taxes.

Treasury shares

p)	Treasury shares
Common and preferred shares repurchased are recorded in Stockholders’ equity under Treasury shares at their average purchase price.
Shares that are subsequently sold, such as those sold to grantees under our share-based payment scheme, are recorded as a reduction in treasury shares, measured at the average price of treasury stock held at that date.
The difference between the sale price and the average price of the treasury shares is recorded as a reduction or increase in Additional paid-in
capital. The cancellation of treasury shares is recorded as a reduction in Treasury shares against Appropriated reserves, at the average price of treasury shares at the cancellation date.

Dividends and interest on capital

q)	Dividends and interest on capital
Minimum dividend amounts established in the bylaws are recorded as liabilities at the end of each year. Any other amount above the mandatory minimum dividend is accounted for as a liability when approved by of the Board of Directors.
Interest on capital is treated for accounting purposes as a dividend, and it is presented as a reduction of stockholders’ equity in the consolidated financial statements.
Dividends have been and continue to be calculated and paid on the basis of the financial statements prepared under Brazilian accounting standards and regulations for financial institutions, not these Consolidated financial statements prepared according to the IFRS.
Dividends and interest on capital are presented in Note 19.

Earnings per share
r)	Earnings per share
ITAÚ UNIBANCO HOLDING grants stock options whose dilutive effect is reflected in diluted earnings per share, with the application of the “treasury stock method“. Whereby earnings per share are calculated as if all the stock options had been exercised and the proceeds used to purchase shares of ITAÚ UNIBANCO HOLDING.
Earnings per share are presented in Note 25.

Segment information

s)	Segment information
Segment information disclosed is consistent with the internal reports prepared for the Executive Committee which makes the operational decisions ITAÚ UNIBANCO HOLDING.
ITAÚ UNIBANCO HOLDING has three reportable segments: (i) Retail Banking (ii) Wholesale Banking and (iii) Market + Corporation.
Segment information is presented in Note 30.

Revenue from contracts with customers

t)	Revenue from banking services
Revenue from contracts with customers is recognized when ITAÚ UNIBANCO HOLDING provides or offers services to customers, in an amount that reflects the consideration ITAÚ UNIBANCO HOLDING expects to collect in exchange for those services. A five-step model is applied to account for revenues: i) identification of the contract with a customer; ii) identification of the performance obligations in the contract; iii) determination of the transaction price; iv) allocation of the transaction price to the performance obligations in the contract; and v) recognition of revenue when a performance obligation has been satisfied.
Services related to credit, debit and current account cards are offered to clients individually or in packages and their revenues are recognized when said services are provided. Revenue from certain services such as fees from funds management, performance, collection and custody are recognized when services are provided over the life of the respective agreements.